Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3  -  PREPAID EXPENSES AND OTHER CURRENT ASSETS

Composition:

	December 31,
	2023	2022

Government institutions	44	88
Prepaid expenses	35	260
Deposits	10	8
Other assets	11	223
Total prepaid expenses and other current assets	100	579